Advisors Capital Tactical Fixed Income Fund
	Schedule of Investments
	June 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Fixed Income
354,300	iShares 0-5 Year High Yield Corporate Bond ETF	$ 15,284,502
412,300	iShares 10+ Year Investment Grade Corporate Bond ETF	20,701,583
287,200	iShares 5-10 Year Investment Grade Corporate Bond ETF	15,304,888
297,400	iShares Broad USD Investment Grade Corporate Bond ETF	15,298,256
599,300	SPDR® Bloomberg Short Term High Yield Bond ETF	15,270,164
184,500	Vanguard Intermediate-Term Corporate Bond ETF	15,298,740
		97,158,133	63.20%

Target Maturity Fixed Income
490,800	iShares iBonds Dec 2029 Term Corporate ETF	11,450,364
347,900	iShares iBonds Dec 2030 Term Corporate ETF	7,646,842
908,500	iShares iBonds Dec 2031 Term Corporate ETF	19,114,840
		38,212,046	24.86%

US Fund Preferred Stock
625,900	Invesco Variable Rate US Preferred Stock ETF	15,303,255	9.96%
Total for Exchange Traded Funds (Cost - $146,762,736)		150,673,434	98.02%

MONEY MARKET FUNDS
3,470,515	Goldman Sachs FS Government Fund Institutional -
	Class 4.22% *	3,470,515	2.26%
Total for Money Market Funds (Cost - $3,470,515)

	Total Investments	154,143,949	100.28%
	(Cost - $150,233,251)

	Liabilities in Excess of Other Assets	(426,513)	-0.28%

	Net Assets	$153,717,436	100.00%

* The Yield shown represents the 7-day yield at June 30, 2025.